Prepayment from customer	12 Months Ended
Dec. 31, 2023
Prepayment from customer
Prepayment from customer

17.Prepayment from customer

On December 31, 2023, the outstanding balance of $2,154 refers to a prepayment of the first sale of the Company which was returned to the customer in February 2024. That amount had to be returned to the customer since it was in excess due to the price decrease of lithium after the sale was recognized.

Accounting policy

Prepayment from customers consist of amounts received in advance when purchasing the products. Advances received are recorded as a liability, represented by the contractual obligation to deliver the products.